Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable
Schedule of account receivable

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	302,465	351,714	49,098
Less: allowance for credit losses	(6,752)	(6,080)	(849)
Accounts receivable, net	295,713	345,634	48,249

Schedule of the movement in the allowance for credit losses

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of year	(6,373)	(6,752)	(943)
Additions	(911)	—	—
Reversals	532	672	94
Balance at end of year	(6,752)	(6,080)	(849)